Remuneration and other benefits paid to the Bank’s directors and senior managers - Schedule summarising the cash paid for awards (Details) - Directors - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Remuneration of key personnel
Cash paid, immediate	€ 3,130	€ 3,000
Cash paid, deferred	2,940	3,228
Ana Botín
Remuneration of key personnel
Cash paid, immediate	1,851	1,780
Cash paid, deferred	1,759	1,419
Héctor Grisi
Remuneration of key personnel
Cash paid, immediate	1,279	1,220
Cash paid, deferred	366	863
José Antonio Álvarez
Remuneration of key personnel
Cash paid, immediate	0	0
Cash paid, deferred	€ 815	€ 945